Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Sales by Company-operated restaurants	$ 2,930,379	$ 3,504,302	$ 3,859,883
Revenues from franchised restaurants	122,361	146,763	173,427
Total revenues	3,052,740	3,651,065	4,033,310
Company-operated restaurant expenses:
Food and paper	(1,037,487)	(1,243,907)	(1,350,515)
Payroll and employee benefits	(616,358)	(734,093)	(814,112)
Occupancy and other operating expenses	(838,037)	(997,065)	(1,055,188)
Royalty fees	(149,089)	(173,663)	(188,885)
Franchised restaurants – occupancy expenses	(54,242)	(63,939)	(63,273)
General and administrative expenses	(270,680)	(272,065)	(317,745)
Other operating income (expenses), net	6,560	(95,476)	(15,070)
Total operating costs and expenses	(2,959,333)	(3,580,208)	(3,804,788)
Operating income	93,407	70,857	228,522
Net interest expense	(64,407)	(72,750)	(88,156)
Loss from derivative instruments	(2,894)	(685)	(4,141)
Foreign currency exchange results	(54,032)	(74,117)	(38,783)
Other non-operating (expenses) income, net	(627)	146	(848)
(Loss) income before income taxes	(28,553)	(76,549)	96,594
Income tax expense	(22,816)	(32,479)	(42,722)
Net (loss) income	(51,369)	(109,028)	53,872
Less: Net income attributable to non-controlling interests	(264)	(305)	(18)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$ (51,633)	$ (109,333)	$ 53,854
(Loss) earnings per share information:
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.25)	$ (0.52)	$ 0.26
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.25)	$ (0.52)	$ 0.26